Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer or “PEO” and “compensation actually paid” to our non-PEO NEOs (our only other NEO who is not a PEO), and the financial performance of the Company during the years ended December 31, 2022, 2021 and 2020, respectively, in each case calculated in a manner consistent with SEC rules.
					Value of Initial Fixed $100 Investment Based On(4):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Loss Attributable to Common Stockholders (in millions)
2022	$552,620	$462,027	$507,774	$382,037	$86.50	$99.58	$(8,363)
2021	$525,544	$405,202	$421,870	$324,536	$93.15	$131.65	$(8,698)
2020	$254,683	$250,822	$216,392	$213,111	$95.13	$93.69	$(7,775)

(1)
James L. Nelson is the PEO reflected in these columns for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Christopher J. Masterson is the non-PEO NEO reflected in these columns, and our only non-PEO NEO for the covered fiscal years. Mr. Masterson is the Company’s chief financial officer, treasurer and secretary.

(4)
Represents cumulative total return to holders of our Common Stock against the cumulative total return of our peer entities, represented by FTSE National Association of Real Estate Investment Trusts Equity Index (“NAREIT Index”) from December 31, 2019 (the last trading day before Fiscal 2020) through December 31, 2022 (the last trading day of the covered period), calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our Common Stock and the respective index on December 31, 2019 through December 31, 2022, including reinvestment of any dividends.

PEO SCT Total to CAP Reconciliation
			Additions to SCT Total(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards that Vested	CAP
2022	$552,620	$500,175	$500,175	$(72,679)	$(17,914)	$462,027
2021	$525,544	$499,324	$400,718	$(19,949)	$(1,787)	$405,202
2020	$254,683	$248,963	$245,102	$0	$0	$250,822
Average Non-PEO NEOs SCT Total to CAP Reconciliation
			Additions to SCT(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards that Vested	CAP
2022	$507,774	$440,325	$388,413	$(59,095)	$(14,730)	$382,037
2021	$421,870	$399,364	$320,498	$(16,949)	$(1,519)	$324,536
2020	$216,392	$211,532	$208,251	$0	$0	$213,111

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Named Executive Officers, Footnote [Text Block]
(1)
James L. Nelson is the PEO reflected in these columns for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

(2)
Compensation actually paid or “CAP” to our PEO and Non-PEO NEO is calculated based on the “Total Compensation” reported in the Summary Compensation Table above for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

(3)
Christopher J. Masterson is the non-PEO NEO reflected in these columns, and our only non-PEO NEO for the covered fiscal years. Mr. Masterson is the Company’s chief financial officer, treasurer and secretary.

Peer Group Issuers, Footnote [Text Block]
(4)
Represents cumulative total return to holders of our Common Stock against the cumulative total return of our peer entities, represented by FTSE National Association of Real Estate Investment Trusts Equity Index (“NAREIT Index”) from December 31, 2019 (the last trading day before Fiscal 2020) through December 31, 2022 (the last trading day of the covered period), calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our Common Stock and the respective index on December 31, 2019 through December 31, 2022, including reinvestment of any dividends.

PEO Total Compensation Amount	$ 552,620	$ 525,544	$ 254,683
PEO Actually Paid Compensation Amount	$ 462,027	405,202	250,822
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation
			Additions to SCT Total(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards that Vested	CAP
2022	$552,620	$500,175	$500,175	$(72,679)	$(17,914)	$462,027
2021	$525,544	$499,324	$400,718	$(19,949)	$(1,787)	$405,202
2020	$254,683	$248,963	$245,102	$0	$0	$250,822

Non-PEO NEO Average Total Compensation Amount	$ 507,774	421,870	216,392
Non-PEO NEO Average Compensation Actually Paid Amount	$ 382,037	324,536	213,111
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-PEO NEOs SCT Total to CAP Reconciliation
			Additions to SCT(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards that Vested	CAP
2022	$507,774	$440,325	$388,413	$(59,095)	$(14,730)	$382,037
2021	$421,870	$399,364	$320,498	$(16,949)	$(1,519)	$324,536
2020	$216,392	$211,532	$208,251	$0	$0	$213,111

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 13 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report to Stockholders for the fiscal year ended December 31, 2022, filed with the SEC on February 23, 2023. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Financial Performance Measures and CAP
Between the years ended December 31, 2020 and 2021, respectively, our TSR decreased by approximately 2%, our net loss increased by approximately 12%, our PEO CAP increased by approximately 62% and our average non-PEO NEO CAP increased by approximately 52%.
Between the years ended December 31, 2021 and 2022, respectively, our TSR decreased by approximately 7%, our net loss decreased by approximately 4%, our PEO CAP increased by approximately 14% and our average non-PEO NEO CAP increased by approximately 18%.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
Between the years ended December 31, 2020 and 2021, respectively, the NAREIT Index total shareholder return (“TSR”) showed an increase of approximately 41%, while our TSR decreased by approximately 2%.
Between the years ended December 31, 2021 and 2022, respectively, the NAREIT Index TSR showed a decrease of approximately 24%, while our TSR decreased by approximately 7%.

Total Shareholder Return Amount	$ 86.5	93.15	95.13
Peer Group Total Shareholder Return Amount	99.58	131.65	93.69
Net Income (Loss)	(8,363,000,000)	(8,698,000,000)	(7,775,000,000)
PEO Name				James L. Nelson
PEO [Member] | Deduction Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	500,175	499,324	248,963
PEO [Member] | Addition Adjustment Fair value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	500,175	400,718	245,102
PEO [Member] | Addition Adjustment of Change In Fair Value Of prior Year Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(72,679)	(19,949)	0
PEO [Member] | Addition Adjustment of Change In Fair Value Of Prior Year Awards vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,914)	(1,787)	0
Non-PEO NEO [Member] | Deduction Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	440,325	399,364	211,532
Non-PEO NEO [Member] | Addition Adjustment Fair value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	388,413	320,498	208,251
Non-PEO NEO [Member] | Addition Adjustment of Change In Fair Value Of prior Year Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,095)	(16,949)	0
Non-PEO NEO [Member] | Addition Adjustment of Change In Fair Value Of Prior Year Awards vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,730)	$ (1,519)	$ 0